Organization and Business (Details Narrative)		6 Months Ended
	Feb. 13, 2025 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) a	Jun. 30, 2024 USD ($)	Dec. 31, 2024 a
Subsidiary, Sale of Stock [Line Items]
Area of land | a		289		289
Proceeds from issuance initial public offering	$ 12,000,000
Proceeds from issuance of common stock		$ 10,654,093
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued transaction | shares	3,000,000
Sale of stock price per share | $ / shares	$ 0.001
Offering price | $ / shares	$ 4.00
Gross proceeds from initial public offering	$ 12,000,000
Proceeds from issuance of common stock	10,650,000
Payments for underwriting expense	2,100,000
Payments of stock issuance costs	600,000
Payments for lease commissions	2,100,000
Adjustments to additional paid in capital, stock issued, issuance costs	$ 9,900,000
IPO [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued transaction | shares	3,000,000
Sale of stock price per share | $ / shares	$ 0.001
Offering price | $ / shares	$ 4.00
Gross proceeds from initial public offering	$ 12,000,000
Proceeds from issuance initial public offering	$ 10,600,000